Related Party Transactions	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Related Party Transactions

Note 4 – Related Party Transactions

During the three month period ended March 31, 2019, two of the Company officers and board members, loaned the Company $21,170, including $3,170 of accrued interest on the loan. During the three months ended March 31, 2019, the Company repaid $18,921 of loans to the two officers/board members. The Company incurred $2,026 on imputed interest expense on related party borrowing during the three months ended March 31, 2019